Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,529,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,420.75
Total Offset Amount	0.00
Net Fee	2,420.75
Narrative - Max Aggregate Offering Price	$ 17,529,000.00
Final Prospectus	true